Events After the Close of the Fiscal Year - Additional Information (Detail) € in Thousands		3 Months Ended	12 Months Ended
	Feb. 14, 2018	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Share-based compensation expense corresponding to the acceleration of the vesting period			€ 30,781	€ 34,353	€ 10,419
Accelerated vesting period [member] | Scenario, Forecast [member]
Disclosure of non-adjusting events after reporting period [line items]
Share-based compensation expense corresponding to the acceleration of the vesting period		€ 5,400
Bottom of range [member] | Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Peanut allergy treatment covering age as per BLA	4
Top of range [member] | Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Peanut allergy treatment covering age as per BLA	11